Finance Leases Receivable	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Disclosure Of Finance Lease Receivable Explanatory
NOTE 13. FINANCE LEASES RECEIVABLE
The Company has entered into finance lease arrangements for certain of its EI assets, with initial terms of 10 years.

The value of the finance leases receivable were c
o
mprised of the following:

	Minimum lease payments and unguaranteed residual value		Present value of minimum lease payments and unguaranteed residual value

December 31,	2023	2022	2023	2022
Less than one year	$60,832	$73,614	$56,982	$60,020
Between one and five years	170,174	196,314	140,307	149,052
Later than five years	119,354	144,482	72,250	85,432
	$350,360	$414,410	$269,539	$294,504
Less: Unearned finance income	(80,821)	(119,906)	-	-
	$269,539	$294,504	$269,539	$294,504

December 31,	2023	2022
Opening balance	$294,504	$103,358
Acquisition (Note 6)	-	110,097
Additions	64,112	86,602
Interest income	30,203	14,801
Billings and payments	(79,619)	(33,740)
Derecognition	(33,353)	-
Other	(2,254)	-
Currency translation effects	(4,054)	13,386
Closing balance	$269,539	$294,504
The Company recognized
non-cash
selling profit related to the commencement of finance leases of $18 million for the year ended December 31, 2023 (December 31, 2022 – $18 million). Additionally, the Company recognized $30 million of interest income on finance leases receivable during the year ended December 31, 2023 (December 31, 2022 – $15 million). The total cash received in respect of finance leases for the year ended December 31, 2023 was $80 million (December 31, 2022 – $34 million), as reflected in billings and payments.
The average interest rates implicit in the leases are fixed at the contract date for the entire lease term. At December 31, 2023, the average interest rate was 8.6 percent per annum (December 31, 2022 – 9.4 percent). The finance leases receivable at the end of reporting period are neither past due nor impaired.
During the year ended December 31, 2023, the Company disposed of certain assets that were accounted for as finance leases, resulting in the derecognition of the associated finance lease receivable of $33 million.